Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 33,528	$ 33,178	$ 28,922	$ 14,587
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	8,807	8,346	8,174
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	6,964	7,225	6,828
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	15,510	15,580	12,221
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 2,247	2,027	1,699
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 53,809	51,204	46,499
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,738	9,357	9,188
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	16,559	15,966	14,775
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	20,300	20,138	16,712
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	7,212	5,743	5,824
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(20,281)	(18,026)	(17,577)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(931)	(1,011)	(1,014)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(9,595)	(8,741)	(7,947)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(4,790)	(4,558)	(4,491)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,965)	$ (3,716)	$ (4,125)